Finance Charges (Tables)	12 Months Ended
Dec. 31, 2018
Finance Costs [Abstract]
Summary of Finance Charges
	2018	2017
Interest:
Long-term debt	$121,810	$128,381
Other	378	1,083
Income	(1,444)	(1,858)
Amortization of debt issue costs	6,434	10,162
Other	—	160
Finance charges	$127,178	$137,928